PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	Useful life	Salvage
	(years)	value	June 30, 2023	June 30, 2022
Office equipment	5	3%	186,642	200,947
Electric equipment	5	3%	30,418	26,945
Vehicles	4	3%	17.622	—
Less: accumulated depreciation			(213,879)	(224,152)
Property and equipment, net			$20,804	$3,740